As filed with the Securities and Exchange Commission on September 18, 2025
Securities Act File No. 333-238109
Investment Company Act File No. 811-23568

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

GABELLI ETFs TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)

Copies to:

Peter Goldstein, Esq.	Michael R. Rosella, Esq.
Gabelli ETFs Trust	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on September 30, 2025 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on _______ pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _______ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

The Post-Effective Amendment No. 15 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on July 8, 2025, and would become effective 75 days thereafter, pursuant to Rule 485(a)(2).

This Post-Effective Amendment No. 18 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 30, 2025, as the new date upon which the registration statement for Gabelli High Income ETF, a series of Gabelli ETFs Trust, shall become effective.

This Post-Effective Amendment No. 18 incorporates by reference the information contained in Parts A, B and C of the Amendment. This filing relates solely to Gabelli High Income ETF. No information contained herein is intended to supersede or amend any prior filing relating to any other series of Gabelli ETFs Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI ETFs TRUST, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 18 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 18th day of September, 2025.

Gabelli ETFs Trust

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John C. Ball	President, Treasurer	September 18, 2025
John C. Ball	(Principal Executive, Financial and Accounting Officer)

Christopher J. Marangi*	Trustee	September 18, 2025
Christopher J. Marangi

Agnes Mullady*	Trustee	September 18, 2025
Agnes Mullady

John Birch*	Trustee	September 18, 2025
John Birch

Anthony S. Colavita*	Trustee	September 18, 2025
Anthony S. Colavita

Leslie F. Foley*	Trustee	September 18, 2025
Leslie F. Foley

Michael Ferrantino*	Trustee	September 18, 2025
Michael Ferrantino

Michael J. Melarkey*	Trustee	September 18, 2025
Michael J. Melarkey

Salvatore J. Zizza*	Trustee	September 18, 2025
Salvatore J. Zizza

*By:	/s/ John C. Ball
John C. Ball
Attorney-in-fact

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